Subsequent Events (Details) - USD ($)	Mar. 18, 2024	Mar. 01, 2024	Jan. 31, 2024
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Restricted shares granted to employees	$ 389,292	$ 95,989	$ 177,000